Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	92 Months Ended	120 Months Ended
	May 31, 2024	May 31, 2024	May 31, 2024	May 31, 2024
Class J
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class J
Average Annual Return, Percent	14.29%	12.57%		12.10%
Class R
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R
Average Annual Return, Percent	13.68%	12.04%		11.64%
Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
Average Annual Return, Percent	14.53%	12.81%		12.37%
Class Y
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Y
Average Annual Return, Percent	14.63%	12.91%	13.26%
ClassJ-S&P 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	28.19%	15.80%		12.69%
ClassR-S&P 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	28.19%	15.80%		12.69%
ClassI-S&P 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	28.19%	15.80%		12.69%
ClassY-S&P 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	28.19%	15.80%	14.32%